Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	$ 17,716,954	$ 12,880,026
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	166,476	134,903
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	2,602,015	2,292,376
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	7,697,395	6,727,101
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1,901,885	597,524
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	12,201,295	9,617,001
EBP, Change in Net Asset Available for Benefit, Increase	30,084,725	22,631,930
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	8,442,335	11,048,191
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	221,157	241,212
EBP, Change in Net Asset Available for Benefit, Decrease	8,663,492	11,289,403
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	21,421,233	11,342,527
EBP, Change in Net Asset Available for Benefit, Transfer to (from) Plan	5,138,760	0
EBP, Net Asset Available for Benefit	136,167,784	109,607,791	$ 98,265,264
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	15,690,060	10,993,430
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 2,026,894	$ 1,886,596